UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                                  hours per response...


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8032

                            BARON CAPITAL FUNDS TRUST
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                        c/o Baron Capital Funds Trust
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  June 30, 2005
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1. Baron Capital Funds Trust Annual Report for the period ended June 30, 2005.

[Registered Logo]
 B A R O N
 C A P I T A L
 F U N D S


FUND EXPENSES.................................2

STATEMENT OF NET
 ASSETS.......................................3

STATEMENT OF ASSETS &
 LIABILITIES..................................6

STATEMENT OF OPERATIONS.......................6

STATEMENT OF CHANGES
 IN NET ASSETS................................7

NOTES TO FINANCIAL STATEMENTS.................8



767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com


SEMI-ANNUAL FINANCIAL REPORT                                      JUNE 30, 2005



DEAR BARON CAPITAL ASSET FUND
SHAREHOLDER:

Attached you will find unaudited financial statements for Baron Capital Asset Fund for the six months ended June 30, 2005. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing Baron Capital Asset Fund. We will continue to work hard to justify your confidence.

Sincerely,

/s/ Ronald Baron

    Ronald Baron
    CEO and Portfolio Manager
    August 8, 2005


/s/ Peggy Wong

    Peggy Wong
    Treasurer and CFO
    August 8, 2005

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website www.BaronFunds.com or by calling 1-800-99-BARON, and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website www.BaronFunds.com, and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330.

---------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's
Portfolio Holdings reported herein are current at June 30, 2005, but its composition is subject to change.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
-------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This Example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period."

BASED ON ACTUAL TOTAL RETURN(1)


                                                                   BEGINNING          ENDING       ANNUALIZED      EXPENSES
                                                  ACTUAL TOTAL    ACCOUNT VALUE    ACCOUNT VALUE    EXPENSE      PAID DURING
                                                    RETURN       JANUARY 1, 2005   JUNE 30, 2005     RATIOS     THE PERIOD(2)
                                                  ------------   ---------------   -------------   ----------   -------------
BARON CAPITAL ASSET FUND -- INSURANCE SHARES         0.44%          $1,000            $1,004         1.32%         $6.56
BARON CAPITAL ASSET FUND -- RETIREMENT SHARES        0.48%           1,000             1,005         1.25%          6.21

---------------
(1) For the six months ended June 30, 2005. Assumes all reinvestment of dividends and capital gain distributions, if any.
(2) Expenses are equal to each Class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN(1)


                                                 HYPOTHETICAL       BEGINNING          ENDING       ANNUALIZED      EXPENSES
                                                  ANNUALIZED      ACCOUNT VALUE    ACCOUNT VALUE     EXPENSE      PAID DURING
                                                 TOTAL RETURN    JANUARY 1, 2005   JUNE 30, 2005      RATIOS     THE PERIOD(2)
                                                 ------------    ---------------   -------------    ----------   -------------
BARON CAPITAL ASSET FUND -- INSURANCE SHARES        5.00%            $1,000           $1,018           1.32%         $6.61
BARON CAPITAL ASSET FUND -- RETIREMENT SHARES       5.00%             1,000            1,019           1.25%          6.26

---------------
(1)  For the six months ended June 30, 2005.
(2) Expenses are equal to each Class' respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF JUNE 30, 2005 (UNAUDITED)

  Shares                                            Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (100.06%)
---------------------------------------------------------------------------
            ADVERTISING SERVICES (0.83%)
  35,000    Getty Images, Inc.*                  $   969,056    $ 2,599,100

            APPAREL (4.15%)
 150,000    Carter's, Inc.*                        4,182,688      8,757,000
 100,000    Polo Ralph Lauren Corp., Cl A          1,644,220      4,311,000
                                                 -----------    -----------
                                                   5,826,908     13,068,000
            BUILDING MACHINERY (0.62%)
  40,000    Tractor Supply Co.*                    1,473,198      1,964,000

            BUSINESS SERVICES (2.71%)
 150,000    ChoicePoint, Inc.*                     2,956,376      6,007,500
 125,000    Gevity HR, Inc.                        2,335,561      2,503,750
                                                 -----------    -----------
                                                   5,291,937      8,511,250
            CHEMICAL (1.99%)
 125,000    Senomyx, Inc.*                         1,412,280      2,063,750
 150,000    Symyx Technologies, Inc.*              2,311,412      4,197,000
                                                 -----------    -----------
                                                   3,723,692      6,260,750
            COMMUNICATIONS (1.33%)
  75,000    American Tower Corp., Cl A*              767,700      1,576,500
  60,000    Equinix, Inc.*                         1,765,941      2,600,400
                                                 -----------    -----------
                                                   2,533,641      4,176,900
            CONSULTING (1.08%)
 104,000    Hewitt Associates, Inc.*               2,594,502      2,757,040
  30,000    LECG Corp.*                              633,273        637,800
                                                 -----------    -----------
                                                   3,227,775      3,394,840
            EDUCATION (6.51%)
 350,000    DeVry, Inc.*                           6,021,104      6,965,000
 200,000    Education Mgmt. Corp.*                 4,041,568      6,746,000
  40,000    Strayer Education, Inc.                3,707,016      3,450,400
 100,000    Universal Technical Institute,
              Inc.*                                3,039,862      3,320,000
                                                 -----------    -----------
                                                  16,809,550     20,481,400
            ENERGY SERVICES (5.01%)
 160,000    Encore Acquisition Co.*                3,991,417      6,560,000
 130,000    FMC Technologies, Inc.*                2,856,584      4,156,100
  50,000    SEACOR Holdings, Inc.*                 2,199,397      3,215,000
  50,000    Whiting Petroleum Corp.*               1,612,573      1,815,500
                                                 -----------    -----------
                                                  10,659,971     15,746,600
            FINANCIAL SERVICES --
            ASSET MANAGEMENT (2.73%)
  40,000    BlackRock, Inc., Cl A                  1,376,699      3,218,000
 120,000    Cohen & Steers, Inc.                   1,817,911      2,473,200
  70,000    Eaton Vance Corp.                      1,195,374      1,673,700
  28,000    Gabelli Asset Mgmt., Inc., Cl A          749,602      1,237,320
                                                 -----------    -----------
                                                   5,139,586      8,602,220
            FINANCIAL SERVICES --
            BANKING (5.28%)
 200,000    Amegy Bancorporation, Inc.             3,877,759      4,476,000
  50,000    Cathay General Bancorp                 1,802,196      1,685,500
  80,000    Center Financial Corp.                 1,793,884      1,986,400
  25,000    East West Bancorp, Inc.                  938,875        839,750
 135,000    First Republic Bank                    4,321,478      4,769,550
 175,000    UCBH Holdings, Inc.                    3,619,906      2,842,000
                                                 -----------    -----------
                                                  16,354,098     16,599,200
            FINANCIAL SERVICES --
            BROKERAGE & EXCHANGES (1.79%)
   3,000    Chicago Mercantile Exchange
             Holdings, Inc.                          199,122        886,500
 125,000    Jefferies Group, Inc.                  2,912,093      4,736,250
                                                 -----------    -----------
                                                   3,111,215      5,622,750
            FINANCIAL SERVICES --
            INSURANCE (2.69%)
 125,000    Arch Capital Group, Ltd.*              3,560,978      5,631,250
 100,000    Axis Capital Holdings, Ltd.            2,565,940      2,830,000
                                                 -----------    -----------
                                                   6,126,918      8,461,250


  Shares                                              Cost         Value
---------------------------------------------------------------------------
            FINANCIAL SERVICES --
            MISCELLANEOUS (2.48%)
  75,000    CheckFree Corp.*                      $ 1,711,533   $ 2,554,500
 150,000    First Marblehead Corp.*                 4,617,683     5,259,000
                                                   ----------    ----------
                                                    6,329,216     7,813,500
            GAMING SERVICES (0.45%)
  50,000    Shuffle Master, Inc.*                   1,435,326     1,401,500

            GOVERNMENT SERVICES (1.60%)
 110,000    Anteon Intl. Corp.*                     3,313,349     5,018,200

            HEALTHCARE FACILITIES (6.03%)
 200,000    Community Health Systems, Inc.*         5,082,746     7,558,000
 130,000    Manor Care, Inc.                        1,533,227     5,164,900
 120,000    United Surgical Partners Intl.,
              Inc.*                                 2,639,999     6,249,600
                                                   ----------    ----------
                                                    9,255,972    18,972,500
            HEALTHCARE PRODUCTS (2.78%)
 120,000    DepoMed, Inc.*                            697,642       524,400
 160,000    Edwards Lifesciences Corp.*             4,951,069     6,883,200
  20,000    INAMED Corp.*                             949,685     1,339,400
                                                   ----------    ----------
                                                    6,598,396     8,747,000
            HEALTHCARE SERVICES (2.96%)
  85,000    Charles River Laboratories Intl.,
              Inc.*                                 2,504,752     4,101,250
  40,000    Gen-Probe, Inc.*                        1,850,701     1,449,200
 150,000    Odyssey Healthcare, Inc.*               2,281,177     2,163,000
  60,000    PRA International*                      1,440,293     1,606,800
                                                   ----------    ----------
                                                    8,076,923     9,320,250
            HEALTHCARE SERVICES --
            INSURANCE (5.69%)
 295,000    AMERIGROUP Corp.*                       6,467,642    11,859,000
 179,800    Centene Corp.*                          1,615,038     6,037,684
                                                   ----------    ----------
                                                    8,082,680    17,896,684
            HOME BUILDING (1.31%)
  55,000    Beazer Homes USA, Inc.                  2,313,775     3,143,250
  15,000    Hovnanian Enterprises, Inc.*              608,559       978,000
                                                   ----------    ----------
                                                    2,922,334     4,121,250
            HOTELS AND LODGING (3.25%)
  80,000    Choice Hotels Intl., Inc.               1,112,862     5,256,000
  75,000    Four Seasons Hotels, Inc.               2,350,235     4,957,500
                                                   ----------    ----------
                                                    3,463,097    10,213,500
            MEDIA (2.52%)
  50,000    Citadel Broadcasting Corp.*               843,483       572,500
  70,000    Cumulus Media, Inc.*                    1,239,149       824,600
 150,000    Gray Television, Inc.                   1,288,675     1,809,000
 120,000    LIN TV Corp., Cl A*                     2,617,304     1,666,800
  25,000    Radio One, Inc., Cl A*                    538,472       318,250
  65,000    Radio One, Inc., Cl D*                    686,145       830,050
 136,000    Saga Comm., Inc., Cl A*                 1,816,211     1,904,000
                                                   ----------    ----------
                                                    9,029,439     7,925,200
            REAL ESTATE SERVICES (3.99%)
   5,000    Alexander's, Inc.*                        360,140     1,243,750
 125,000    CB Richard Ellis Group, Inc.*           2,416,019     5,482,500
  80,000    CoStar Group, Inc.*                     3,342,729     3,488,000
 200,000    Spirit Finance Corp.*                   2,329,791     2,350,000
                                                   ----------    ----------
                                                    8,448,679    12,564,250
            RECREATION AND RESORTS (12.69%)
 180,000    Ameristar Casinos, Inc.                 3,158,331     4,696,200
  60,000    Gaylord Entertainment Co.*              1,749,591     2,789,400
 180,000    Great Wolf Resorts, Inc.*               3,873,264     3,679,200
 160,000    Isle of Capri Casinos, Inc.*            3,202,653     4,192,000
 150,000    Kerzner Intl., Ltd.*                    3,080,175     8,542,500
 150,000    Vail Resorts, Inc.*                     2,560,574     4,215,000
 250,000    Wynn Resorts, Ltd.*                     3,249,047    11,817,500
                                                   ----------    ----------
                                                   20,873,635    39,931,800

                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
AS OF JUNE 30, 2005 (UNAUDITED)

  Shares                                            Cost           Value
---------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------
            RESTAURANTS (5.81%)
  90,000    California Pizza Kitchen, Inc.*      $ 2,279,642    $ 2,454,300
  60,000    Panera Bread Co., Cl A*                2,120,751      3,725,100
  85,000    P.F. Chang's China Bistro, Inc.*       4,062,638      5,013,300
  30,000    Red Robin Gourmet Burgers, Inc.*       1,799,415      1,859,400
 150,000    The Cheesecake Factory, Inc.*          3,318,292      5,209,500
                                                 -----------    -----------
                                                  13,580,738     18,261,600
            RETAIL -- CONSUMER STAPLES (0.38%)
  50,000    Copart, Inc.*                          1,148,967      1,190,000

            RETAIL -- SPECIALTY STORES (6.69%)
 125,000    Blue Nile, Inc.*                       3,935,480      4,086,250
 160,000    Cabela's, Inc.*                        3,994,117      3,417,600
 160,000    CarMax, Inc.*                          3,439,405      4,264,000
 110,000    Dick's Sporting Goods, Inc.*           3,837,110      4,244,900
  20,000    Ethan Allen Interiors, Inc.              439,881        670,200
  61,000    PETCO Animal Supplies, Inc.*           1,130,994      1,788,520
 120,000    Select Comfort Corp.*                  2,743,702      2,571,600
                                                 -----------    -----------
                                                  19,520,689     21,043,070
            SOFTWARE (0.71%)
  55,000    Kronos, Inc.*                            969,752      2,221,450

            TRANSPORTATION (3.02%)
 125,000    Genesee & Wyoming, Inc.*               2,983,886      3,401,250
  40,000    JetBlue Airways Corp.*                   724,940        817,600
  60,000    Landstar System, Inc.*                 1,452,668      1,807,200
  50,000    UTI Worldwide, Inc.                    3,525,666      3,481,000
                                                 -----------    -----------
                                                   8,687,160      9,507,050
            UTILITY SERVICES (0.98%)
 126,000    Southern Union Co.*                    1,678,941      3,093,300
                                                 -----------    -----------
TOTAL COMMON STOCKS                              214,662,838    314,730,364
                                                 -----------    -----------

    Principal
       Amount
----------------------------------------------------------------------------
SHORT TERM MONEY MARKET INSTRUMENTS (0.25%)
----------------------------------------------------------------------------
    $ 800,000   UBS Securities 3.20%
                 due 07/01/2005                       800,000        800,000
                                                 ------------   ------------
TOTAL INVESTMENTS (100.31%)                      $215,462,838    315,530,364
                                                 ============
LIABILITIES LESS
 CASH AND OTHER ASSETS (-0.31%)                                     (990,423)
                                                                ------------
NET ASSETS (100.00%)                                            $314,539,941
                                                                ============
NET ASSET VALUE PER SHARE
INSURANCE SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(BASED ON NET ASSETS OF $309,637,267 AND 11,395,406 SHARES
OUTSTANDING)                                                    $      27.17
                                                                ============
RETIREMENT SHARES:

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE (BASED ON NET ASSETS OF
$4,902,674 AND 178,326 SHARES OUTSTANDING)                      $      27.49
                                                                 ===========

---------------
%   Represents percentage of net assets
*   Non-income producing securities

                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

TOP TEN HOLDINGS (AS A PERCENTAGE OF NET ASSETS)
AS OF JUNE 30, 2005


--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
AMERIGROUP Corp.                                                           3.8%
Wynn Resorts, Ltd.                                                         3.8%
Carter's, Inc.                                                             2.8%
Kerzner Intl., Ltd.                                                        2.7%
Community Health Systems, Inc.                                             2.4%
DeVry, Inc.                                                                2.2%
Edwards Lifesciences Corp.                                                 2.2%
Education Mgmt. Corp.                                                      2.1%
Encore Acquisition Co.                                                     2.1%
United Surgical Partners Intl., Inc.                                       2.0%
                                                                          -----
                                                                          26.1%
                                                                          =====



                            TOP TEN INDUSTRY GROUPS
                        (AS A PERCENTAGE OF NET ASSETS)
                              AS OF JUNE 30, 2005

[GRAPHIC OMITTED]


Recreation  and Resorts                  12.7%
Retail - Specialty Stores                 6.7%
Education                                 6.5%
Health Care Facilities                    6.0%
Restaurants                               5.8%
Health Care - Insurance                   5.7%
Financial Services - Banking              5.3%
Energy Services                           5.0%
Apparel                                   4.2%
Real Estate                               4.0%
Other                                    38.1%

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

      ASSETS:
        Investments in securities, at value (Cost $215,462,838)........   $315,530,364
        Cash...........................................................         41,820
        Dividends and interest receivable..............................         40,027
        Receivable for securities sold.................................        450,617
        Receivable for shares sold.....................................        150,574
        Due from adviser (see Note 4)..................................          9,136
                                                                          ------------
                                                                           316,222,538
                                                                          ------------
      LIABILITIES:
        Payable for securities purchased...............................      1,356,108
        Payable for shares redeemed....................................        258,075
        Accrued expenses and other payables............................         68,414
                                                                          ------------
                                                                             1,682,597
                                                                          ------------
      NET ASSETS ......................................................   $314,539,941
                                                                          ============
      NET ASSETS CONSIST OF:
        Capital paid-in................................................   $224,061,838
        Accumulated net investment loss................................     (1,505,054)
        Accumulated net realized loss..................................     (8,084,369)
        Net unrealized appreciation on investments.....................    100,067,526
                                                                          ------------
      NET ASSETS ......................................................   $314,539,941
                                                                          ============
      NET ASSET VALUE PER SHARE
      INSURANCE SHARES
        Net asset value, offering and redemption price per share (based on net assets of $309,637,267 and 11,395,406 shares
         outstanding) .................................................   $      27.17
                                                                          ============
      RETIREMENT SHARES
        Net asset value, offering and redemption price per share (based
         on net assets of $4,902,674 and 178,326 shares outstanding) ..   $      27.49
                                                                          ============

STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

      INVESTMENT INCOME:
        INCOME:
         Interest ......................................................   $   120,767
         Dividends .....................................................       414,709
                                                                           -----------
         Total income ..................................................       535,476
                                                                           -----------
        EXPENSES:
         Investment advisory fees ......................................     1,546,736
         Distribution fees -- Insurance Shares .........................       380,719
         Shareholder servicing agent fees -- Insurance Shares ..........        12,305
         Shareholder servicing agent fees -- Retirement Shares .........         4,560
         Reports to shareholders -- Insurance Shares ...................        29,220
         Reports to shareholders -- Retirement Shares ..................         3,150
         Custodian fees ................................................         5,407
         Registration and filing fees -- Insurance Shares ..............        20,680
         Registration and filing fees -- Retirement Shares .............         6,626
         Professional fees .............................................        24,359
         Trustee fees ..................................................        12,004
         Miscellaneous .................................................         3,900
                                                                           -----------
         Total expenses ................................................     2,049,666
         Less: expense reimbursement by investment adviser (see Note 4)        (9,136)
                                                                           -----------
         Net expenses ..................................................     2,040,530
                                                                           -----------
         Net investment loss ...........................................    (1,505,054)
                                                                           -----------
        REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
         Net realized gain on investments sold .........................     4,203,408
         Change in net unrealized appreciation of investments ..........    (1,459,703)
                                                                           -----------
         Net gain on investments .......................................     2,743,705
                                                                           -----------
         Net increase in net assets resulting from operations ..........   $ 1,238,651
                                                                           ===========

                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------------

                                                    SIX MONTHS       FOR THE YEAR
                                                      ENDED              ENDED
                                                  JUNE 30, 2005    DECEMBER 31, 2004
                                                  -------------    -----------------
    INCREASE (DECREASE) IN NET ASSETS:
    OPERATIONS:
      Net investment loss .....................    $ (1,505,054)     $ (2,189,350)
      Net realized gain on investments sold ...       4,203,408        11,367,692
      Change in net unrealized appreciation on
        investments ...........................      (1,459,703)       45,587,933
                                                   ------------      ------------
      Increase in net assets resulting from
        operations ............................       1,238,651        54,766,275
                                                   ------------      ------------
    CAPITAL SHARE TRANSACTIONS:
     INSURANCE SHARES:
      Proceeds from the sale of shares ........      38,016,119        98,825,643
      Cost of shares redeemed .................     (26,211,532)      (32,183,851)
     RETIREMENT SHARES:
      Proceeds from the sale of shares ........               0                 0
      Cost of shares redeemed .................               0                 0
                                                   ------------      ------------
      Increase in net assets derived from
        capital share transactions ............      11,804,587        66,641,792
                                                   ------------      ------------
      Net increase in net assets ..............      13,043,238       121,408,067
                                                   ------------      ------------
    NET ASSETS:
      Beginning of period .....................     301,496,703       180,088,636
                                                   ------------      ------------
      End of period ...........................    $314,539,941      $301,496,703
                                                   ============      ============
    SHARES OF BENEFICIAL INTEREST:
     INSURANCE SHARES:
      Shares sold .............................       1,412,340         4,180,350
      Shares redeemed .........................        (981,059)       (1,400,331)
                                                   ------------      ------------
      Net increase in Insurance Shares
        outstanding ...........................         431,281         2,780,019
                                                   ============      ============
     RETIREMENT SHARES:
      Shares sold .............................               0                 0
      Shares redeemed .........................               0                 0
                                                   ------------      ------------
      Net increase in Retirement Shares
        outstanding ...........................               0                 0
                                                   ============      ============

                       See Notes to Financial Statements.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(1) ORGANIZATION.
Baron Capital Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust currently consists of one series, Baron Capital Asset Fund (the "Fund"). There are currently two classes of shares: the Insurance Shares and the Retirement Shares. The Insurance Shares are offered in connection with variable annuity contracts and variable life insurance contracts offered by life insurance companies. The Retirement Shares are offered to certain qualified retirement plans. At June 30, 2005, 82% of the Fund shares were sold through one insurance company. Each class of shares has equal rights as to earnings and assets except that each class bears different expenses for distribution, shareholder service, reports to shareholders and registration and filing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The Fund's objective is capital appreciation through investments in securities of small and medium sized companies with undervalued assets or favorable growth prospects.

(2) SIGNIFICANT ACCOUNTING POLICIES.
The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(c) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) DISTRIBUTIONS. Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(3) PURCHASES AND SALES OF SECURITIES.
For the six months ended June 30, 2005, purchases and sales of securities, other
than   short-term   securities,    aggregated   $47,617,066   and   $18,661,655,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
(a) INVESTMENT ADVISORY FEES. BAMCO, Inc., (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the operating expense to 1.25% of the average net assets for the Retirement Shares and for the Insurance Shares, 1.5% for the first $250 million of average net assets; 1.35% for the next $250 million of average net assets and 1.25% for average net assets over $500 million.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the Insurance Shares pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of average daily net assets of the Insurance Shares.

Brokerage transactions for the Fund may be effected by or through BCI. During the six months ended June 30, 2005, BCI earned gross brokerage commissions of $17,361.

(c) TRUSTEE FEES. Certain Trustees of the Trust may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his/ her services as a Trustee of the Trust. None of the Fund's officers received compensation from the Fund.

BARON CAPITAL ASSET FUND
-------------------------------------------------------------------------------

(5) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of June 30, 2005, the components of net assets on a tax basis were as follows:

Cost of investments .............................................   $216,188,335
                                                                    ============
Gross tax unrealized appreciation ...............................    105,464,579
Gross tax unrealized depreciation ...............................     (6,122,550)
                                                                    ------------
Net tax unrealized appreciation .................................   $ 99,342,029
                                                                    ============


At December 31, 2004, the Fund had capital loss carryforwards expiring as follows:

    2010 ........................................................   $ (8,262,214)
    2011 ........................................................     (3,297,816)
                                                                    ------------
                                                                    $(11,560,030)
                                                                    ============


Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and net operating losses.

BARON CAPITAL ASSET FUND
--------------------------------------------------------------------------------

(6) FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period:
--------------------------------------------------------------------------------

INSURANCE SHARES:
                            SIX MONTHS
                              ENDED                                      YEAR ENDED DECEMBER 31,
                          JUNE 30, 2005      2004         2003         2002         2001          2000        1999        1998*
                          -------------   ----------   ----------   ----------   ----------    ---------    ---------   --------
NET ASSET VALUE,
  BEGINNING OF PERIOD...    $    27.05    $    21.53   $    16.56   $    19.30   $    17.26    $   17.77    $   13.25   $  10.00
                            ----------    ----------   ----------   ----------   ----------    ---------    ---------   --------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)................         (0.13)        (0.20)       (0.22)       (0.19)       (0.18)       (0.16)       (0.06)      0.02
Net realized and
  unrealized gains
  (losses) on
  investments...........          0.25          5.72         5.19        (2.55)        2.31        (0.31)        4.78       3.23
                            ----------    ----------   ----------   ----------   ----------    ---------    ---------   --------
TOTAL FROM INVESTMENT
  OPERATIONS............          0.12          5.52         4.97        (2.74)        2.13        (0.47)        4.72       3.25
                            ----------    ----------   ----------   ----------   ----------    ---------    ---------   --------
LESS DISTRIBUTIONS
Dividends from net
  investment income.....          0.00          0.00         0.00         0.00         0.00         0.00        (0.01)      0.00
Distributions from net
  realized gains........          0.00          0.00         0.00         0.00        (0.09)       (0.04)       (0.19)      0.00
                            ----------    ----------   ----------   ----------   ----------    ---------    ---------   --------
TOTAL DISTRIBUTIONS ....          0.00          0.00         0.00         0.00        (0.09)       (0.04)       (0.20)      0.00
                            ----------    ----------   ----------   ----------   ----------    ---------    ---------   --------
NET ASSET VALUE, END OF
  PERIOD................    $    27.17    $    27.05   $    21.53   $    16.56   $    19.30    $   17.26    $   17.77   $  13.25
                            ==========    ==========   ==========   ==========   ==========    =========    =========   ========
TOTAL RETURN ...........           0.4%+        25.6%        30.0%       (14.2%)       12.3%#       (2.7%)#      35.8%#     32.5%+#
                            ----------    ----------   ----------   ----------   ----------    ---------    ---------   --------
RATIOS/SUPPLEMENTAL
  DATA
Net assets (in
  thousands), end of
  period................    $309,637.3     $296,617.1   $176,208.0    $125,835.9   $112,983.3    $60,412.2    $31,238.7   $806.3
Ratio of total expenses
  to average net
  assets................          1.32%**        1.36%        1.44%         1.42%        1.59%        1.66%        1.88%    7.62%**
Less: Expense
  reimbursement by
  investment adviser....          0.00%**        0.00%        0.00%         0.00%       (0.09%)      (0.16%)      (0.38%)  (6.17%)**
                            ----------     ----------   ----------    ----------   ----------    ---------    ---------   --------
Ratio of net expenses
  to average net assets.          1.32%**        1.36%        1.44%         1.42%        1.50%        1.50%        1.50%    1.45%**
                            ==========     ==========   ==========    ==========   ==========    =========    =========   ========
Ratio of net investment
  income (loss) to
  average net assets....         (0.97%)**      (0.96%)      (1.28%)       (1.05%)      (1.18%)      (1.02%)      (0.78%)   0.99%**
Portfolio turnover rate           6.18%+        29.74%       28.08%        33.01%       31.85%       39.38%       37.18%   37.11%+

RETIREMENT SHARES:
                             SIX MONTHS
                               ENDED                                       YEAR ENDED DECEMBER 31,
                           JUNE 30, 2005      2004         2003          2002         2001          2000        1999         1998@
                           -------------   ----------   ----------    ----------   ----------    ---------    ---------    --------
NET ASSET VALUE,
  BEGINNING OF PERIOD...     $    27.36    $    21.76   $    16.70    $    19.43   $    17.34    $   17.81    $   13.26   $12.06
                             ----------    ----------   ----------    ----------   ----------    ---------    ---------   ------
INCOME FROM INVESTMENT
  OPERATIONS
Net investment income
  (loss)................          (0.12)        (0.20)       (0.19)        (0.17)       (0.16)       (0.14)       (0.04)    0.02
Net realized and
  unrealized gains
  (losses) on
  investments...........           0.25          5.80         5.25         (2.56)        2.34        (0.29)        4.79     1.18
                             ----------    ----------   ----------    ----------   ----------    ---------    ---------   ------
TOTAL FROM INVESTMENT
  OPERATIONS............           0.13          5.60         5.06         (2.73)        2.18        (0.43)        4.75     1.20
                             ----------    ----------   ----------    ----------   ----------    ---------    ---------   ------
LESS DISTRIBUTIONS
Dividends from net
  investment income.....           0.00          0.00         0.00          0.00         0.00         0.00        (0.01)    0.00
Distributions from net
  realized gains........           0.00          0.00         0.00          0.00        (0.09)       (0.04)       (0.19)    0.00
                             ----------    ----------   ----------    ----------   ----------    ---------    ---------   ------
TOTAL DISTRIBUTIONS ....           0.00          0.00         0.00          0.00        (0.09)       (0.04)       (0.20)    0.00
                             ----------    ----------   ----------    ----------   ----------    ---------    ---------   ------
NET ASSET VALUE, END OF
  PERIOD................     $    27.49    $    27.36   $    21.76    $    16.70   $    19.43    $   17.34    $   17.81   $13.26
                             ==========    ==========   ==========    ==========   ==========    =========    =========   ======
TOTAL RETURN#                       0.5%+        25.7%        30.3%        (14.1%)       12.6%        (2.4%)       36.0%    10.0%+
                             ----------    ----------   ----------    ----------   ----------    ---------    ---------   ------
RATIOS/SUPPLEMENTAL
  DATA
Net assets (in
  thousands), end of
  period................     $  4,902.7    $  4,879.6   $  3,880.7    $  2,564.7   $  3,943.6    $ 3,502.5    $ 3,590.0 $2,638.5
Ratio of total expenses
  to average net
  assets................           1.63%**       1.56%        1.97%         2.06%        2.16%        1.76%        1.62%    7.38%**
Less: Expense
  reimbursement by
  investment adviser....          (0.38%)**     (0.31%)      (0.72%)       (0.81%)      (0.91%)      (0.51%)      (0.38%)  (6.17%)**
                             ----------    ----------   ----------    ----------   ----------    ---------    ---------    --------
Ratio of net expenses
  to average net
  assets................           1.25%**        1.25%        1.25%         1.25%        1.25%        1.25%        1.24%   1.21%**
                             ==========     ==========   ==========    ==========   ==========    =========    =========  ========
Ratio of net investment
  income (loss) to
  average net assets....          (0.90%)**      (0.85%)      (1.08%)       (0.86%)      (0.89%)      (0.77%)      (0.28%)  1.34%**
Portfolio turnover rate            6.18%+        29.74%       28.08%        33.01%       31.85%       39.38%       37.18%  37.11%+

--------------------------------------------------------------------------------
* For the period October 1, 1998 (commencement of operations) to December 31, 1998.
@ For the period November 25, 1998 (commencement of operations) to December 31, 1998.
**   Annualized.
# The total returns would have been lower had certain expenses not been reduced during the periods shown.
+    Not annualized.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

[Registered Logo]
 B A R O N
 C A P I T A L
 F U N D S

   767 Fifth Avenue
    NY, NY 10153





                                                                          SAR05

Item 2. Code of Ethics.

          Not applicable at this time. This item is applicable to annual reports.

Item 3. Audit Committee Financial Expert.

          Not applicable at this time. This item is applicable to annual reports.

Item 4.  Principal Accountant Fees and Services.

          Not applicable at this time. This item is applicable to annual reports.

Item 5.  Audit Committee of Listed Registrants.

          Not applicable at this time. This item is applicable to annual reports.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

          NOT APPLICABLE.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

     a).    Ex-99.COE

          Not applicable at this time. This item is applicable to annual reports.

     b).    Ex-99.CERT

          Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON CAPITAL FUNDS TRUST



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: August 24, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: August 24, 2005



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: August 24, 2005


A signed original of this written statement has been provided to Baron Capital Funds Trust and will be retained by Baron Capital Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.